Share-based compensation - Schedule of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Restricted stock units
Number of RSUs
Beginning balance (in shares) | shares	1,425,196	1,320,193	638,350
Granted (in shares) | shares	2,914,248	793,337	1,127,149
Forfeited (in shares) | shares	(359,238)	(175,751)	(91,613)
Released (in shares) | shares	(844,799)	(512,583)	(353,693)
Ending balance (in shares) | shares	3,135,407	1,425,196	1,320,193
Weighted average grant date fair value
Weighted average grant date fair value, Beginning balance (in dollars per share) | $ / shares	$ 211.25	$ 155.98	$ 134.79
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	121.42	277.21	161.50
Weighted average grant date fair value, Forfeited (in dollars per share) | $ / shares	173.04	190.26	143.13
Weighted average grant date fair value, Released (in dollars per share) | $ / shares	173.76	178.19	138.66
Weighted average grant date fair value, Ending balance in (in dollars per share) | $ / shares	$ 142.23	$ 211.25	$ 155.98
Restricted stock awards
Number of RSUs
Beginning balance (in shares) | shares	0	0	41,280
Granted (in shares) | shares	0	0	0
Forfeited (in shares) | shares	0	0	0
Released (in shares) | shares	0	0	(41,280)
Ending balance (in shares) | shares	0	0	0
Weighted average grant date fair value
Weighted average grant date fair value, Beginning balance (in dollars per share) | $ / shares	$ 0	$ 0	$ 90.65
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	0	0	0
Weighted average grant date fair value, Forfeited (in dollars per share) | $ / shares	0	0	0
Weighted average grant date fair value, Released (in dollars per share) | $ / shares	0	0	90.65
Weighted average grant date fair value, Ending balance in (in dollars per share) | $ / shares	$ 0	$ 0	$ 0
Other
Number of RSUs
Beginning balance (in shares) | shares	108,720	156,190	162,320
Granted (in shares) | shares	30,824	22,988	34,450
Forfeited (in shares) | shares	(20,357)	0	0
Released (in shares) | shares	(47,470)	(70,458)	(40,580)
Ending balance (in shares) | shares	71,717	108,720	156,190
Weighted average grant date fair value
Weighted average grant date fair value, Beginning balance (in dollars per share) | $ / shares	$ 145.19	$ 145.19	$ 145.21
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	162.21	261.00	145.14
Weighted average grant date fair value, Forfeited (in dollars per share) | $ / shares	145.21	0	0
Weighted average grant date fair value, Released (in dollars per share) | $ / shares	145.20	182.98	145.21
Weighted average grant date fair value, Ending balance in (in dollars per share) | $ / shares	$ 152.50	$ 145.19	$ 145.19